NATURE OF OPERATIONS (Details Textual)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 21, 2016 shares	Feb. 26, 2015 shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2015 USD ($)	Dec. 31, 2014 shares
Working Capital Surplus (Deficit) | $			$ 6,492,048		$ 6,492,048		$ 3,415,670	$ 5,323,101
Comprehensive Income (Loss), Net of Tax, Attributable to Parent | $			$ (3,615,361)	$ (1,400,560)	$ (5,855,877)	$ (3,332,273)	$ (8,069,402)	$ (6,706,407)
Stockholders' Equity, Reverse Stock Split					1-for-0.831105
Common Stock, Shares Authorized | shares			250,000,000		250,000,000		150,000,000	150,000,000		200,000,000
Retained Earnings (Accumulated Deficit) | $			$ (26,973,321)		$ (26,973,321)		$ (21,076,464)	$ (13,007,062)	$ (6,300,655)
Interactive Motion Technologies, Inc. [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	23,650,000
Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares		50,000,000
Debt Instrument, Convertible, Conversion Ratio		3.14
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%